Ownership, Description of Business, and Summary of Significant Accounting Policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Leasehold improvements
Property, Plant and Equipment [Line Items]
Leasehold improvements	Lesser of lease term, including periods covered by renewal options, or useful life
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years